Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
Net Revenues	$ 129,426
Operating expenses:
Direct costs of revenue	97,642
General and administrative expenses	379,530	2,245	507,768	17,913
Depreciation	237
Amortization	48,400
Other		2,165
Total operating expenses	525,809	4,410	507,768	17,913
Loss from operations	(396,383)	(4,410)	(507,768)	(17,913)
Other (expense) income:
Other (expense) income, net	104,968
Interest expense and payroll tax penalties	(4,945)
Total other (expense) income	100,023
Loss before income taxes	(296,360)	(4,410)	(507,768)	(17,913)
Provision for income taxes
Net loss	$ (296,360)	$ (4,410)	$ (507,768)	$ (17,913)
Basic and Diluted (Loss) per share	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Basic and Diluted Weighted Average Common Shares Outstanding	234,953,286	249,418,545	249,220,391	249,418,545